March 4, 2019

DREYFUS INVESTMENT PORTFOLIOS
THE DREYFUS SUSTAINABLE U.S. EQUITY PORTFOLIO, INC.

Supplement to Current Statement of Additional Information

Effective on or about June 3, 2019 (the "Effective Date"), The Dreyfus Corporation, the primary mutual fund business of The Bank of New York Mellon Corporation and the fund's investment adviser, will change its name to "BNY Mellon Investment Adviser, Inc."  As of the Effective Date, all information in the fund's Statement of Additional Information relating to "The Dreyfus Corporation" or "Dreyfus" will relate to "BNY Mellon Investment Adviser, Inc."

On the Effective Date, MBSC Securities Corporation, a wholly-owned subsidiary of Dreyfus and the fund's distributor, will change its name to "BNY Mellon Securities Corporation."  As of the Effective Date, all information in the fund's Statement of Additional Information relating to "MBSC Securities Corporation" will relate to "BNY Mellon Securities Corporation."

On the Effective Date, Dreyfus Transfer, Inc., the fund's transfer agent, will change its name to "BNY Mellon Transfer, Inc."  As of the Effective Date, all information in the fund's Statement of Additional Information relating to "Dreyfus Transfer, Inc." will relate to "BNY Mellon Transfer, Inc."

As of the Effective Date, references to the "Dreyfus Family of Funds" and "Dreyfus funds" in the fund's Statement of Additional Information will refer to the "BNY Mellon Family of Funds" and "funds in the BNY Mellon Family of Funds," respectively.  In addition, as of the Effective Date, references to
"1-800-DREYFUS" and "dreyfus.com" in the fund's Statement of Additional Information will be replaced with "1-800-373-9387" and "bnymellonim.com/us," respectively.

On the Effective Date, BNY Mellon Cash Investment Strategies, a division of Dreyfus, will change its name to "Dreyfus Cash Investment Strategies."  As of the Effective Date, all information in the fund's Statement of Additional Information relating to "BNY Mellon Cash Investment Strategies" will relate to "Dreyfus Cash Investment Strategies."

As of the Effective Date, the address of Dreyfus (BNY Mellon Investment Adviser, Inc.) and the address of each Board member and officer of the fund is 240 Greenwich Street, New York, New York 10286.  Accordingly, as of the Effective Date, references to "200 Park Avenue, New York, New York 10166" in the fund's Statement of Additional Information will be replaced with "240 Greenwich Street, New York, New York 10286."

In addition, on the Effective Date, the funds will change their names as follows:

Current Fund Name	New Fund Name
Dreyfus Investment Portfolios	BNY Mellon Investment Portfolios (no change to the Portfolios' names)
The Dreyfus Sustainable U.S. Equity Portfolio, Inc.	BNY Mellon Sustainable U.S. Equity Portfolio, Inc.

The changes to the names of the funds, as well as the other changes described above, will have no effect on policyowners owning fund shares or their accounts with respect thereto, other than to reflect the new names.